UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

Aquila Tax-Free Trust of Oregon
(sole series of The Cascades Trust)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2013
(unaudited)

Amount	General Obligation Bonds (50.3%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (5.0%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,583,145

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,458,882
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,125,275

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,195,473

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	709,738

	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	394,147
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	413,072
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	367,384

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,169,091

	Portland, Oregon
4,920,000	4.350%, 06/01/23	Aa1/NR/NR	4,926,052

	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,221,739

	Portland, Oregon Revenue Limited Tax, Improvement
950,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	980,448

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	816,401

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA-/NR	1,741,820
1,750,000	5.000%, 06/01/29	NR/AA-/NR	1,872,990

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,665,626

	Total City & County		24,641,283

	Community College (5.9%)

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,074,257
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,436,384
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,370,032

	Chemeketa, Oregon Community College District
1,385,000	5.500%, 06/01/14 ETM FGIC Insured	NR/NR/NR*	1,414,251

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,164,439
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,354,968
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,676,767

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,609,463

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,057,290

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,095,171

	Oregon Coast Community College District State
1,590,000	5.250%, 06/15/17 NPFG Insured (pre-refunded)	Aa1/NR/NR	1,625,425
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,993,055

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,601,547

	Total Community College		29,473,049

	Higher Education (2.5%)

	Oregon State, Oregon University System
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,261,435
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,243,312
1,745,000	4.000%, 08/01/26 Series C	Aa1/AA+/AA+	1,829,947

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,457,448

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	792,653
1,125,000	5.000%, 08/01/21 Series A (pre-refunded)	NR/NR/NR*	1,207,170
875,000	5.000%, 08/01/21 Series A (pre-refunded)	Aa1/AA+/NR	939,969
500,000	5.750%, 08/01/29 Series A (pre-refunded)	Aa1/AA+/NR	602,095
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,072,530
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,065,960

	Total Higher Education		12,472,519

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	578,870
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	417,412

	Total Housing		996,282

	School District (24.8%)

	Clackamas County, Oregon School District #12 (North Clackamas)
8,000,000	5.000%, 06/15/27 AGMC Insured Series B	Aa1/AA+/NR	8,553,120
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	9,848,753

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,116,360
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,002,674
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,922,742
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,061,160
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,100,020
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,885,802

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,056,806
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,258,651

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,229,658
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,160,280
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,067,300
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,120,176
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,193,890
500,000	5.000%, 06/15/34	Aa1/AA+/NR	530,795

	Columbia County, Oregon School District #502
2,070,000	zero coupon, 06/01/15 NPFG/ FGIC Insured	Aa3/A/NR	2,023,115

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,728,822

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	2,001,513
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,187,384

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,000,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	1,016,750
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	724,870
5,000,000	6.000%, 06/15/31 (pre-refunded)	Aa1/NR/NR	6,047,100

	Hood River County, Oregon School District Refunding
365,000	3.000%, 06/15/14	NR/AA+/NR	369,278
385,000	3.000%, 06/15/15	NR/AA+/NR	397,524
250,000	4.000%, 06/15/16	NR/AA+/NR	268,358

	Jackson County, Oregon School District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,220,962
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,599,745

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,046,810
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,086,940
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,047,430

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,582,140

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,419,125

	Lane County, Oregon School District #4J (Eugene) Refunding
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,070,650
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,203,371
2,455,000	4.000%, 06/15/25	Aa1/NR/NR	2,566,040

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,696,711

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,491,557

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,446,997

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,972,673

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,256,907

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,714,005

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	5,003,417

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,145,114

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured (pre-refunded)	A2/AA+/NR	1,736,843

	Salem-Keizer, Oregon School District #24J
1,000,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/AA+/NR	1,021,180

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA-/NR	1,593,158
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA-/NR	2,091,758

	Washington County, Oregon School District #48J (Beaverton)
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,422,670
4,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	4,519,515
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,864,098
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA-/NR	1,358,310
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA-/NR	1,062,210

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,615,971

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,376,905
1,375,000	5.000%, 06/15/22 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,571,158

	Total School Districts		122,677,271

	Special District (2.3%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,432,188

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,237,709
5,140,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	5,383,019

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,097,600

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,291,402
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,213,290

	Total Special District		11,655,208

	State (8.7%)

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,316,621
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	566,320

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,441,577
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,260,078
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,198,800

	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	2,171,200
2,660,000	5.000%, 11/01/23 NPFG FGIC/ Insured (pre-refunded)	Aa2/AA/AA	2,997,873
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	3,319,074
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	1,662,355
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	4,372,838

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,350,094

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,449,400
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,278,315

	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,229,508

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,526,022

	Total State		43,140,075

	Water & Sewer (0.9%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,126,589

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,839,919

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,363,828

	Total Water & Sewer		4,330,336

	Total General Obligation Bonds		249,386,023

	Revenue Bonds (48.6%)

	City & County (5.1%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,452,900

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	603,075

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,930,137

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,183,888
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	4,670,559

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,061,130

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,793,936
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,026,268

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	983,740

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG/ FGIC Insured	A1/NR/NR	1,943,052
1,810,000	5.250%, 06/15/21 NPFG/ FGIC Insured	A1/NR/NR	1,852,825
2,030,000	5.000%, 06/15/23 NPFG/ FGIC Insured	A1/NR/NR	2,066,093

	Total City & County		25,567,603

	Electric (2.0%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/A+	5,904,015

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/A+	2,193,760

	Northern Wasco County, Oregon Peoples Utility District, McNary Dam Fishway Hydroelectric Project, Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,812,511

	Total Electric		9,910,286

	Higher Education (7.1%)

	Forest Grove, Oregon Campus Improvement (Pacific University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,515,105

	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,061,520

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,311,218

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,101,980
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,150,870

	Oregon State Facilities Authority (Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	2,894,015
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,137,969
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,224,758

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,606,170

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	2,891,970

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,009,300
2,500,000	5.000%, 10/01/32	NR/A/NR	2,557,900

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,533,600

	Total Higher Education		34,996,375

	Hospital (11.8%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	4,200,665
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,385,168

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA-/NR	9,588,510

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	546,180

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22 (pre-refunded)	Aa2/AA/AA	1,441,597

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/A+/A+	8,950,326
2,000,000	5.000%, 07/01/23 Series A	A1/A+/A+	2,238,860
4,500,000	5.750%, 07/01/39 Series A	A1/A+/A+	4,806,765

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A1/A+/NR	2,164,880
3,000,000	4.500%, 03/15/18	A1/A+/NR	3,294,960
1,000,000	4.750%, 03/15/24	A1/A+/NR	1,041,830
1,000,000	5.000%, 03/15/30	A1/A+/NR	1,019,650

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,605,045
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,120,240
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,619,970
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,851,507
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,007,800

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A/A	2,152,840
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,100,800

	State of Oregon Health Housing Educational and Cultural Facilities Authority (Peacehealth)
1,835,000	5.250%, 11/15/17 AMBAC Insured	NR/A+/AA-	1,840,193
1,430,000	5.000%, 11/15/32 AMBAC Insured	NR/A+/AA-	1,430,758

	Total Hospital		58,408,544

	Housing (1.1%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,278,940

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A2/NR/NR	1,430,838

	State of Oregon Housing and Community Services
1,540,000	4.650%, 07/01/25	Aa2/NR/NR	1,561,853
1,040,000	5.350%, 07/01/30	Aa2/NR/NR	1,070,389

	Total Housing		5,342,020

	Lottery (3.8%)

	Oregon State Department of Administration Services (Lottery Revenue)
2,700,000	5.000%, 04/01/19 AGMC Insured (pre-refunded)	Aa2/AAA/AA-	2,731,212
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,690,590
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,284,697
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/A+	3,233,580
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,732,900

	Total Lottery		18,672,979

	Transportation (5.0%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	766,935

	Oregon State Department Transportation Highway Usertax
1,200,000	5.000%, 11/15/22 Series A (pre-refunded)	Aa1/AAA/AA+	1,249,368
1,260,000	5.000%, 11/15/23 Series A (pre-refunded)	Aa1/AAA/AA+	1,311,836
1,000,000	5.000%, 11/15/29 Series A (pre-refunded)	Aa1/AAA/AA+	1,041,140

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,110,397
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,156,620
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,146,560
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/AA+	3,721,142
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	2,308,824

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A2/A/NR	1,853,719
3,480,000	5.000%, 10/01/26 Series A	A2/A/NR	3,772,007
3,000,000	5.000%, 10/01/27 Series A	A2/A/NR	3,222,510

	Total Transportation		24,661,058

	Water and Sewer (12.7%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA-/NR	1,125,737

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,063,970

	Klamath Falls, Oregon Water
1,575,000	5.500%, 07/01/16 AGMC Insured	A2/AA-/NR	1,656,648

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,652,475

	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	719,294

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,287,230

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,226,350

	Portland, Oregon Sewer System
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	4,864,313
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA-/NR	4,677,026
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA-/NR	4,891,178
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA-/NR	1,697,681

	Portland, Oregon Water System Revenue Refunding
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,334,377

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA-/NR	1,298,285

	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured ETM	Aa3/AA-/NR	1,071,280

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,016,030

	Sunrise Water Authority, Oregon
2,630,000	5.000%, 03/01/19 AGMC Insured	A2/AA-/NR	2,641,914
1,350,000	5.250%, 03/01/24 AGMC Insured	A2/AA-/NR	1,354,577
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc.	NR/NR/NR*	1,012,110

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,168,269
2,565,000	5.000%, 08/01/24	A1/AA-/NR	2,873,877

	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,426,517
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,330,760

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
1,010,000	4.000%, 10/01/22 Series B	Aa2/AA/NR	1,079,953
1,500,000	4.000%, 10/01/23 Series B	Aa2/AA/NR	1,584,765
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA/NR	2,935,985
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA/NR	2,781,371

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,203,502

	Total Water and Sewer		62,975,474

	Total Revenue Bonds		240,534,339

	Total Investments (cost $474,115,254-note b)	98.9%	489,920,362
	Other assets less liabilities	1.1	5,589,058
	Net Assets	100.0%	$495,509,420

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P	8.2%
	Pre-refunded bonds ††/ Escrowed to Maturity bonds	8.3
	Aa of Moody's or AA of S&P or Fitch	60.0
	A of Moody's or S&P or Fitch	16.0
	Baa of Moody's or BBB of S&P	5.7
	Not rated*	1.8
		100.0%

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $473,852,472 amounted to $16,067,890, which consisted of aggregate gross unrealized appreciation of $21,248,819 and aggregate gross unrealized depreciation of $5,180,929.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	489,920,362
Level 3 – Significant Unobservable Inputs	-
$489,920,362
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The T's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA TAX-FREE TRUST OF OREGON (sole series of The Cascades Trust)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 20, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 20, 2014